Stockholders' equity - Shareholders' Agreement (Details)	12 Months Ended
Dec. 31, 2021
Shareholders Agreement
Minimum percentage of remuneration on net income	25.00%
Percentage of shareholders that will be bind by a new shareholders' agreement post merger	15.00%